Equity Method Investments - Schedule of Financial Information (Details) - Investment in Laboratory Services MSO, LLC [Member] - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Schedule of Financial Information [Line Items]
Net revenue	$ 12,699,683	$ 13,558,711
Gross profit	4,744,277	3,534,503
(Loss) income from operation	2,393,830	(265,754)
Net loss income	$ 3,090,977	$ 199,808